Note 6 - Deferred Consulting Fees	9 Months Ended
Sep. 30, 2015
Notes
Note 6 - Deferred Consulting Fees

NOTE 6 – Deferred Consulting Fees

For the nine months ended September 30, 2015 (unaudited), deferred consulting fees were accounted for as follows:

Amounts assumed from acquisition of Prosperity Systems, Inc. on January 5, 2015:

Prosperity shares issued to Stan Teeple, Inc. pursuant to Consulting Agreement with term of three years from March 23, 2012 to March 23, 2015 ($110,000), less $103,125 expensed through December 31, 2014

$ 6,875

Prosperity shares issued to Ken Echevaria pursuant to Business Consulting Agreement with term of three years from December 30, 2014 to December 30, 2017	110,000

Total	116,875

Amount expensed in the nine months ended September 30, 2015	(34,375)

Balance, September 30, 2015	82,500
Current portion	(36,667)
Non-current portion	$ 45,833